Note 9 - Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Weighted Average Useful Life (Years)	Balance December 31, 2022	Additions	Balance September 30, 2023
Intangible assets with estimated useful lives
Customer relationships	8.0	$1,090,000	$-	$1,090,000
Non-compete agreements	3.0	120,000	-	120,000
Accumulated amortization		(308,217)	(132,183)	(440,400)
Sub-total		901,783	(132,183)	769,600
Intangible assets with indefinite lives
Trade names	Indefinite	280,000	-	280,000
Net identifiable intangible assets		$1,181,783	$(132,183)	$1,049,600
	Weighted Average Useful Life (Years)	Balance December 31, 2021	Additions	Balance September 30, 2022
Intangible assets with estimated useful lives
Customer relationships	8.0	$1,090,000	$-	$1,090,000
Non-compete agreements	3.0	120,000	-	120,000
Accumulated amortization		(131,973)	(132,183)	(264,156)
Sub-total		1,078,027	(132,183)	945,844
Intangible assets with indefinite lives
Trade names	Indefinite	280,000	-	280,000
Net identifiable intangible assets		$1,358,027	$(132,183)	$1,225,844

	Weighted Average Useful Life (Years)	December 31, 2021	Additions	Impairment	December 31, 2022
Intangible assets with estimated useful lives
Technology	5.0	$2,900,000	$-	$(1,526,564)	$1,373,436
Customer relationships	6.4	4,950,000	-	(2,122,629)	2,827,371
Non-compete agreements	3.0	120,000	-	-	120,000
Accumulated amortization		(201,032)	(1,399,572)	-	(1,600,604)
Sub-total		7,768,968	(1,399,572)	(3,649,193)	2,720,203
Intangible assets with indefinite lives
Trade names	Indefinite	280,000	-	-	280,000
Net identifiable intangible assets		$8,048,968	$(1,399,572)	$(3,649,193)	$3,000,203

Finite-Lived Intangible Assets Amortization Expense [Table Text Block]
2023	$44,061
2024	146,307
2025	136,248
2026	136,248
2027	136,248
Thereafter	170,488
Total	$769,600

2023	$578,088
2024	548,151
2025	538,092
2026	537,846
2027	347,538
Thereafter	170,488
Total	$2,720,203

Schedule of Goodwill [Table Text Block]
	Tellenger	Blockchain SCM	Consolidated
Goodwill, gross
Balance at December 31, 2021	$1,125,101	$6,460,168	$7,585,269
Additions	-	-	-
Balance at December 31, 2022	1,125,101	6,460,168	7,585,269

Cumulative impairment loss
Balance at December 31, 2021	-	-	-
Impairment expense	-	(6,460,168)	(6,460,168)
Balance at December 31, 2022	-	(6,460,168)	(4,210,168)

Goodwill, net
Balance at December 31, 2021	$1,125,101	$6,460,168	$7,585,269
Balance at December 31, 2022	$1,125,101	$-	$1,125,101